SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net earnings per share (Note 17):
Net (loss) / income to Ordinary Shareholders, Basic	$ 12,580	$ (36,420)	$ (64,568)
Weighted-average ordinary shares outstanding, Basic	94,748,324	92,962,048	91,043,830
Weighted-average ordinary shares outstanding, Basic	$ 0.13	$ (0.39)	$ (0.71)
Weighted average number of shares outstanding, restricted stock units
Net (loss) / income to Ordinary Shareholders, antidilution sequencing - subtotal	$ 12,580	$ (36,420)	$ (64,568)
Weighted-average ordinary shares outstanding, antidilution sequencing - subtotal	94,748,324	92,962,048	91,043,830
Weighted-average ordinary shares outstanding, antidilution sequencing - subtotal	$ 0.13	$ (0.39)	$ (0.71)
Weighted-average ordinary shares outstanding, public warrants
Net (loss) / income to Ordinary Shareholders, Diluted	$ 12,580	$ (36,420)	$ (64,568)
Weighted-average ordinary shares outstanding, Diluted	94,748,324	92,962,048	91,043,830
Weighted-average ordinary shares outstanding, Diluted	$ 0.13	$ (0.39)	$ (0.71)